UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2010

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ            October 2, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               56
                                                  -----------------------

Form 13F Information Table Value Total:           173497  (x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
DJ US CON NON-CYC SEC IX FD        ETF       464287812       2065    34998SH              SOLE                              34998
DJ US HTHCRE SEC IX FD             ETF       464287762       2076    31307SH              SOLE                              31307
DJ US INDUSTRIAL                   ETF       464287754         85     1455SH              SOLE                               1455
DJ US RE IX                        ETF       464287739       3910    78540SH              SOLE                              78540
DJ US TREAS INFLATE                ETF       464287176       4096    39418SH              SOLE                              39148
EMRG MKTS VIPRS                    ETF       922042858       7151   169645SH              SOLE                             169645
ENERGY TRANSFER LP                 ETF       29273R109        248     5300SH              SOLE                               5300
GS$ INV CORP BD IDX                ETF       464287242       4048    38271SH              SOLE                              38271
IPATH GS COMMOD IX                 ETF       06738C794       2036    65705SH              SOLE                              65705
ISHARE BARCLAYS 1-3YR BD FD        ETF       464288646       4672    44674SH              SOLE                              44674
ISHARE INC MSCI BRAZIL             ETF       464286400       7270    98723SH              SOLE                              98723
ISHARE S&P GLBL INFRSTR            ETF       464288372      14513   424230SH              SOLE                             424230
ISHARE S&P ST NATL MUNI BD         ETF       464288158       4148    39517SH              SOLE                              39517
ISHARES EMERG MKTS                 ETF       464287234        201     4760SH              SOLE                               4760
ISHARES FTSE CHINA IX              ETF       464287184       7113   168949SH              SOLE                             168949
ISHARES GLBL CONS STAPLES          ETF       464288737         17      295SH              SOLE                                295
ISHARES S&P NATL MUN IX            ETF       464288414       1786    17288SH              SOLE                              17288
ISHARES TR DJ                      ETF       464288778         59     2415SH              SOLE                               2415
MARKET VCTRS AGRIBUSINESS          ETF       57060U605       9573   212255SH              SOLE                             212255
NASDAQ BIOTECH IX                  ETF       464287556      15182   166940SH              SOLE                             166940
PIMCO CORP OPP FD                  ETF       72201B101         66     4000SH              SOLE                               4000
PIMCO ETF TR 1-5 YR US TIPS        ETF       72201R205       2701    52351SH              SOLE                              52351
PIMCO MUNI INC                     ETF       72200R107         27     2000SH              SOLE                               2000
PWRSHRS GLBL AGRICULTURE           ETF       73936Q702        402    14700SH              SOLE                              14700
RYDEX ETF TR S&O EQ WT HLTH        ETF       78355W841         25      415SH              SOLE                                415
RYDEX ETF TR S&P 500               ETF       78355W106        152     3575SH              SOLE                               3575
S&P 500 DEP REC                    ETF       78462F103       1577    13475SH              SOLE                              13475
S&P 500 INDEX FUND ETF             ETF       464287200         36      305SH              SOLE                                305
S&P CTI ETN                        ETF       4042EP602        943   111515SH              SOLE                             111515
S&P INTL SM CAP                    ETF       78463X871      15121   565470SH              SOLE                             565470
S&P MDCP 400 IDX                   ETF       464287507        273     3470SH              SOLE                               3470
S&P MID CAP 400                    ETF       78467Y107        327     2285SH              SOLE                               2285
S&P SMCAP 600 IDX                  ETF       464287804       7380   124134SH              SOLE                             124134
SEL SEC SPDR DISC                  ETF       81369Y407       6184   188293SH              SOLE                             188293
SEL SEC SPDR ENERGY                ETF       81369Y506        112     1945SH              SOLE                               1945
SEL SEC SPDR FIN                   ETF       81369Y605         32     1990SH              SOLE                               1990
SEL SEC SPDR HLTH                  ETF       81369Y209       7683   239133SH              SOLE                             239133
SEL SEC SPDR INDUS                 ETF       81369Y704      12056   385916SH              SOLE                             385916
SEL SEC SPDR STPLS                 ETF       81369Y308       8711   311876SH              SOLE                             311876
SPDR ETF BIOTECH                   ETF       78464A870       3708    61855SH              SOLE                              61855
STREETTRACK GOLD                   ETF       78463V107        126     1160SH              SOLE                               1160
STREETTRACKS WILSHIRE REIT         ETF       78464A607        108     2018SH              SOLE                               2018
UNITED STATES OIL FUND             ETF       91232N108         66     1635SH              SOLE                               1635
VANG BD IDX FD ST BD               ETF       921937827        221     2760SH              SOLE                               2760
VANG BD INDEX  TOTAL MRKT          ETF       921937835        175     2215SH              SOLE                               2215
VANG BD INDEX FD INT               ETF       921937819        106     1320SH              SOLE                               1320
VANG BD INDEX LT                   ETF       921937793         22      280SH              SOLE                                280
VANG ETF CON DISC                  ETF       92204A108         80     1520SH              SOLE                               1520
VANG ETF ENERGY                    ETF       92204A306         97     1150SH              SOLE                               1150
VANG ETF FIN                       ETF       92204A405        208     6415SH              SOLE                               6415
VANG ETF HEALTH                    ETF       92204A504       4654    82099SH              SOLE                              82099
VANG ETF IND                       ETF       92204A603         33      575SH              SOLE                                575
VANG ETF STAPLES                   ETF       92204A207       4253    60938SH              SOLE                              60938
VANG IDX FD SM CAP                 ETF       922908751        485     7700SH              SOLE                               7700
VANG IDX FDS MID CAP               ETF       922908629         82     1260SH              SOLE                               1260
VANG REIT IX                       ETF       922908553       5016   102769SH              SOLE                             102769

Total  $173497 (X1000)

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